Cover	Aug. 11, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	SYLVAMO CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40718
Entity Tax Identification Number	86-2596371
Entity Address, Address Line One	6400 Poplar Avenue
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38197
City Area Code	901
Local Phone Number	519-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001856485
Amendment Flag	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, $1 per share par value
Trading Symbol	SLVM
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1 per share par value
Trading Symbol	SLVM
Security Exchange Name	NYSE
Preferred Stock
Cover [Abstract]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	SLVM
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	SLVM
Security Exchange Name	NYSE